Financial Instruments - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2014 Foreign Exchange Forward Contracts [Member] USD ($)	Dec. 31, 2014 Cash and Cash Equivalents [Member] CAD	Dec. 31, 2014 Accounts Payable and Accrued Liabilities CAD	Dec. 31, 2014 Cash And Cash Equivalents And Short-Term Investments And Accounts Receivable [Member] CAD	Dec. 31, 2014 Canada [Member] Prime Rate [Member]	Dec. 31, 2014 U.S. [Member] Base Rate [Member]	Jan. 22, 2015 Subsequent Event USD ($)	Dec. 31, 2014 Revenue from Rights Concentration Risk [Member] Customer	Dec. 31, 2013 Revenue from Rights Concentration Risk [Member] Customer	Dec. 31, 2014 Revenue from Rights Concentration Risk [Member] Revenue, Rights Granted [Member] Licensee One [Member]	Dec. 31, 2013 Revenue from Rights Concentration Risk [Member] Revenue, Rights Granted [Member] Licensee One [Member]	Dec. 31, 2014 Revenue from Rights Concentration Risk [Member] Revenue, Rights Granted [Member] Licensee Two [Member]	Dec. 31, 2013 Revenue from Rights Concentration Risk [Member] Revenue, Rights Granted [Member] Licensee Two [Member]	Dec. 31, 2014 Credit Concentration Risk [Member] Customer	Dec. 31, 2013 Credit Concentration Risk [Member] Customer	Dec. 31, 2014 Credit Concentration Risk [Member] Accounts Receivable [Member] Licensee One [Member]	Dec. 31, 2013 Credit Concentration Risk [Member] Accounts Receivable [Member] Licensee One [Member]	Dec. 31, 2013 Credit Concentration Risk [Member] Accounts Receivable [Member] Licensee Two [Member]	Dec. 31, 2013 Credit Concentration Risk [Member] Accounts Receivable [Member] Licensee Three [Member]	Dec. 31, 2014 Currency Denomination Concentration Risk [Member] Cash And Cash Equivalents and Short Term Investments [Member]
Financing Receivable Recorded Investment Past Due [Line Items]
Foreign exchange forward contracts held	$ 17,700
Foreign exchange forward contracts, maturity date	Oct. 31, 2015	Oct. 31, 2015
Number of major licensees											2	2					1	3
Concentration risk percentage													15.00%	20.00%	13.00%	14.00%			57.00%	58.00%	17.00%	10.00%	9.00%
Past due amount collected										7
Provision for doubtful debts	138		193
Cash and cash equivalent and short-term investments	127,647
Amount of credit facilities, available	8,000
Accounts receivable (Note 11)	2,198		11,999
Amount of credit facilities, available for general corporate purposes		8,000
Amount of credit facilities, available for foreign exchange facility		2,000
Basis spread on variable rate								1.00%	1.00%
Borrowings under credit facility	0
One percent increase/decrease in interest rates resulting to investment income	1,276
Revenues denominated value		0
Expenses denominated value		18,135
Fluctuations in foreign currency rates		18,135					3,235
Asset, Reporting currency denominated value					14,523
Liabilities, Reporting currency denominated value						11,288
One cent increase/decrease in foreign currency resulting comprehensive loss	24
Notional value				17,700
Foreign exchange forward contracts loss				$ 732